11. Shareholders' Equity (June 2019 Note) (Details Narrative) - USD ($)	3 Months Ended		4 Months Ended	5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Apr. 22, 2019	Jun. 04, 2019	May 23, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Reverse stock split						As of June 6, 2019, 1-for-40 reverse stock split approved
Proceeds from sale of common stock						$ 1,291,285	$ 0	$ 25,000	$ 0
Stock issued for services, value	$ 99,600
Shares issued for settlement of accrued liabilities, value	18,000
Loss on settlement of accrued liabilities	(10,000)	$ (208,322)				(10,000)	(208,322)	(210,422)	0	$ 0
Share based compensation						$ 99,600	$ 0	$ 1,492,499	$ 0
Warrants [Member]
Number of Warrants Granted and assumed						20,000		6,500,000
Weighted average remaining term						1 year 9 months 14 days		1 year 11 months 12 days
Warrant intrinsic value	1,725,000					$ 1,725,000		$ 845,000
Share based compensation						670,029
Warrants [Member] | Services [Member]
Fair value of warrants granted						$ 312,000
Options [Member]
Weighted average remaining term						7 years 10 months 17 days		8 years 6 months 18 days
Option intrinsic value	$ 3,063,167					$ 3,063,167		$ 3,138,833
Stock for Services [Member]
Stock issued for services, shares			5,000
Stock issued for services, value			$ 99,600
Stock for Accrued Liabilities [Member]
Shares issued for settlement of accrued liabilities, shares					2,000
Shares issued for settlement of accrued liabilities, value					$ 18,000
Liabilities settled with stock, value					8,000
Loss on settlement of accrued liabilities					$ (10,000)
Open market [Member]
Stock issued new, shares				407,500
Proceeds from sale of common stock				$ 1,291,285